DEBT - Summary of Movements in Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement In Debt Balance [Roll Forward]
Long term debt, beginning balance	$ 1,131,506
Deferred charges, beginning balance	(10,650)	$ (11,378)	$ (8,539)
Total, beginning balance	1,120,856	1,262,345	1,045,483
Loan repayments	(385,413)	(417,217)	(628,900)
Repayment of debt issuance cost	0	0	0
Loan draw downs	634,580	275,000	848,601
Proceeds from debt issuance cost	0	0	0
Capitalization of debt issuance cost, net of amortization			(2,839)
Capitalized financing fees and expenses	(4,722)	(2,890)
Amortization of debt issuance cost	4,766	3,618	2,677
Long term debt, ending balance	1,380,673	1,131,506
Deferred charges, ending balance	(10,606)	(10,650)	(11,378)
Total, ending balance	1,370,067	1,120,856	1,262,345
Secured Debt
Movement In Debt Balance [Roll Forward]
Long term debt, beginning balance	1,131,506	1,273,723	1,054,022
Loan repayments	(385,413)	(417,217)	(628,900)
Loan draw downs	634,580	275,000	848,601
Capitalization of debt issuance cost, net of amortization			0
Capitalized financing fees and expenses	0	0
Amortization of debt issuance cost	0	0
Long term debt, ending balance	$ 1,380,673	$ 1,131,506	$ 1,273,723